Redeemable Non-controlling Interests - Schedule of Redeemable Non-controlling Interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Noncontrolling Interest [Line Items]
Balance	¥ 2,017,401		¥ 2,554,578	¥ 3,104,786
Issuance	32,733		0	14,862
Accretion	7,835		7,997
Balance	1,760,788	$ 251,789	2,017,401	2,554,578
Redeemable Non-Controlling Interests [Member]
Noncontrolling Interest [Line Items]
Balance	189,725		105,978
Issuance	0		75,750	105,726
Accretion	7,835		7,997	252
Balance	¥ 197,560	$ 28,251	¥ 189,725	¥ 105,978